Financial Instruments Financial Instruments - Schedule of Notional Amounts of Outstanding Derivative Positions (Details) (Interest Rate Contract [Member], Not Designated as Hedging Instrument [Member], USD $)
	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013 Effective Date August 14, 2012 [Member]	Dec. 31, 2013 Effective Date June 5, 2013 [Member]	Jun. 30, 2014 Maximum [Member]	Dec. 31, 2013 Maximum [Member] Effective Date August 14, 2012 [Member]	Dec. 31, 2013 Maximum [Member] Effective Date June 5, 2013 [Member]
Derivative [Line Items]
Notional Amount	$ 20,000,000	$ 20,000,000	$ 0	$ 2,500,000,000	$ 2,900,000,000	$ 671,000,000
Effective Date	Aug. 14, 2012	Aug. 14, 2012	Jun. 05, 2013
Maturity Date	Jul. 31, 2019	Jul. 31, 2019	May 28, 2020
Weighted average fixed interest rate paid	1.98%	1.98%	2.05%
Variable interest rate received	One-month LIBOR	One-month LIBOR	One-month LIBOR